                                                                       (HERITAGE
                                                                         INCOME
                                                                          TRUST
                                                                          LOGO)



                    [pictures of people working and playing]

         From Our Family to Yours: The Intelligent Creation of Wealth.


                          Intermediate Government Fund
                              High Yield Bond Fund


                                 Annual Report
                           and Investment Performance
                           Review for the Year Ended
                               September 30, 1998


                               (HERITAGE LOGO)
                              -----------------
                               INCOME TRUST(TM)
                              -----------------

                                                               November 19, 1998

Dear Fellow Shareholders:

     I am pleased to provide you with the annual report for the fiscal year ended September 30, 1998, for the Intermediate Government Fund and the High Yield Bond Fund (the "Funds"), each a portfolio of Heritage Income Trust. During the past year, bonds with higher credit quality generally outperformed those with lower credit quality as investors demanded higher yields to accept any credit risk.

     The chart below presents total return data for the most recent fiscal year. As you can see, unlike recent years past, investors were not rewarded for taking more aggressive strategies during the past year. Both portfolios did outperform their respective peer group averages for this period while the Intermediate Government Fund also outperformed the unmanaged Lehman Brothers-Intermediate and 1-3 Year Index returns.

                                                                 TOTAL RETURN
                                                              (10/01/97-9/30/98)
                                                              -------------------
INTERMEDIATE GOVERNMENT FUND
A Shares*...................................................        +11.18
C Shares*...................................................        +10.85
Lehman Brothers 1-3 Year Government Index...................        + 7.93
Lehman Brothers Intermediate Government/Corporate Index.....        +10.43
Lipper Intermediate U.S. Government Funds Average...........        +10.53
HIGH YIELD BOND FUND
A Shares*...................................................        - 0.52
C Shares*...................................................        - 1.02
Salomon Brothers High Yield Market Index....................        + 2.48
Lipper High Current Yield Funds Average.....................        - 1.77

     On February 1, 1998, your Funds introduced Class B shares. From their inception through September 30, 1998, the Class B shares returned +7.16% and -3.58%, for the Intermediate Government Fund and High Yield Bond Fund, respectively.*

     During the past year, the parent company of Salomon Brothers Asset Management Inc, the subadviser for the High Yield Bond Fund, was involved in two major corporate combinations resulting in the ultimate parent of Salomon Brothers Asset Management Inc now being Citigroup, Inc. We have not experienced, and do not expect, any material change in the way your portfolio is managed as a result of this new corporate structure.

     In the pages that follow, you will find commentaries from Peter Wallace of Heritage Asset Management, Inc. and Peter Wilby of Salomon Brothers Asset Management Inc, the portfolio managers for your Funds. I hope you find their comments helpful in understanding the recent performance of your Funds. We continue to believe that fixed income investments can play an important part in a well-diversified portfolio. We encourage you to meet with your financial advisor to discuss how these or other Heritage funds may fit into your own unique asset allocation strategies.

     Thank you for your continuing investment with us. Please call us at (800) 709-3863 if there are ever ways in which you believe we can better serve you. On behalf of all of us at Heritage, best wishes for a happy and healthy holiday season.

                                                            Sincerely,
                                                            /s/ STEPHEN G. HILL
                                                            Stephen G. Hill
                                                            President

---------------
* These returns are calculated without the imposition of either front- or back-end sales charges.

                                                               November 19, 1998

Dear Fellow Shareholders:

     For investors in the Intermediate Government Fund (the "Fund"), the fiscal year ended September 30, 1998 was quite rewarding. The Fund provided a steady source of income and produced very attractive total returns even though market volatility remained quite high. After expenses, the Fund returned +11.18%* in A shares for the fiscal year which compares to the Lehman Intermediate Government/Corporate Index return of +10.43% and the Lehman 1 to 3 year Government Index return of +7.93%.

     During the year, a number of factors came together that were very positive for the U.S. Treasury sector of the bond market producing one of the sharpest drops in bond yields in recent history. The primary factor influencing the move lower in yields was the lack of inflationary pressure in our economy. After more than eight years of expansion, the U.S. economy continued to grow at a moderate rate. Inflation, which traditionally rises during the later stages of an economic expansion, continued to decline with the Consumer Price Index showing only a 1.5% year-over-year rate through September. The Producer Price Index actually declined by 0.9% over the same period. Increased productivity and companies' lack of ability to increase prices were the main reasons for this beneficial trend in inflation.

     As the year progressed, it became more evident that the problems in Asia, notably Japan, were mounting. These pressures spread through the developing nations of the world causing currencies to fall against the dollar. The strengthening dollar reduced the prices of goods imported into the United States and also helped contain domestic inflation. The weakening of foreign economies also aided in the fall of commodity prices such as oil and agricultural products. These factors also led investors to flee foreign markets, both equity and debt, and to seek the safety of U.S. Treasury bonds. The "flight to quality" brought the yield of the benchmark thirty year Treasury bond to below 5.00% allowing the Treasury market to perform better than other bond market sectors.

     In September, just prior to year-end, the Federal Reserve Open Market Committee reduced the Federal Funds rate from 5.50% to 5.25%. The Federal Reserve moved rates lower in order to avert a slowdown in the U.S. economy and to ease credit conditions. This was followed by further 25 basis point reductions in mid October and early November to add additional liquidity and to reduce the risk of a "credit crunch".

     During the year we reduced our exposure to the mortgage sector of the markets and concentrated primarily on U.S. Treasuries. This benefited the Fund's performance. We have maintained one mortgage position to add additional income over and above that available from comparable Treasury securities. In hindsight, which we find nearly always perfect, we could have improved our results even more by selling all of our mortgage positions and investing in the ten year sector of the yield curve.

     We envision the Fed continuing to lower rates in 1999 as the economy continues to weaken as the result of the worldwide economic slowdown and financial pressures domestically. Currently we remain bullish on the Treasury market over the balance of 1998 and into 1999, but we expect the markets to continue to display unparalleled volatility of yields and prices. Strategically, we plan to maintain a higher than normal exposure to the Treasury sector for the foreseeable future.

     Thanks for your continued confidence in the Heritage Income
Trust-Intermediate Government Fund.

                                          Sincerely,

                                          /s/ H. PETER WALLACE

                                          H. Peter Wallace, CFA
                                          Senior Vice President
                                          Heritage Asset Management, Inc.
                                          Portfolio Manager, Intermediate
                                          Government Fund

---------------
* This return is calculated without the imposition of either front- or back-end sales charges.

--------------------------------------------------------------------------------

                      GROWTH OF A $10,000 INVESTMENT SINCE
        INCEPTION OF HERITAGE INCOME TRUST-INTERMEDIATE GOVERNMENT FUND
                        CLASS A SHARES ON MARCH 1, 1990

                             (CLASS A SHARES GRAPH)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      GROWTH OF A $10,000 INVESTMENT SINCE
        INCEPTION OF HERITAGE INCOME TRUST-INTERMEDIATE GOVERNMENT FUND
                       CLASS B SHARES ON FEBRUARY 2, 1998

                             (CLASS B SHARES GRAPH)
--------------------------------------------------------------------------------
                        (See footnote on following page)

--------------------------------------------------------------------------------

                      GROWTH OF A $10,000 INVESTMENT SINCE
        INCEPTION OF HERITAGE INCOME TRUST-INTERMEDIATE GOVERNMENT FUND
                        CLASS C SHARES ON APRIL 3, 1995

                             (CLASS C SHARES GRAPH)
--------------------------------------------------------------------------------

---------------
 * Total return for the Intermediate Government Fund Class A, Class B and Class C Shares are calculated in conformance with item 21 of Form N-1A. which assumes reinvestment of dividends and a sales load of 3.75% for Class A Shares. Performance presented represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's past performance is not indicative of future performance and should be considered in light of the Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected. Since the period shown is less than one year the aggregate total return in lieu of the annualized total return is used for Class B Shares.

                                                                November 4, 1998

Dear Shareholders:

     The Heritage Income Trust-High Yield Bond Fund returned -0.52%* on its A shares for the fiscal year ended September 30, 1998. By comparison, the Salomon Brothers High Yield Market Index gained 2.48% and the Lipper High Current Yield Fund category returned -1.77%.

     The high yield market displayed surprising resilience during the first half of the fiscal year in the face of the Asian currency crises; however, the market became unhinged during the second half, with the rest of the financial markets, as a result of the economic crisis in Russia. A "flight to quality" ensued with upper-tier quality companies dramatically outperforming the lower-tier sector. The high yield market was also hurt by an outflow of money from mutual funds and a lack of capital from broker/dealers to support high yield positions. With the domestic economy projected to slow, cyclical issues showed the worst performance. In addition, companies requiring access to the capital markets (selected telecommunications companies and liquidity-constrained companies) also performed poorly.

     According to the Salomon Brothers High Yield Market Index, the average market yield at September 30, 1998 was 10.67%. This compares to 9.30% at year end, and 8.84% at September 30, 1997. Spreads (the difference between the average yield of the high yield market and comparable Treasury yields), which were a narrow 285 basis points at September 30, 1997, widened to 360 basis points at calendar year end and then subsequently widened to 630 basis points at September 1998. These figures reflect the spread widening which occurred in all global credit-spread markets as a result of liquidity constraints caused by the financial distress experienced in Asia and Russia.

     Leading the market over the last twelve months have been the utilities, aerospace, containers, cable & media, and technology industries. Sectors that have lagged include lower-rated securities, financials, energy, steel and paper.

     In response to implications from the Asian and Russian crises, the Heritage Income Trust-High Yield Bond Fund has been focused on upgrading credit quality over the past year. The Fund has reduced its exposure to such basic industries as chemicals, steels and papers and rotated its cyclical exposure to manufacturing and container/packaging companies with limited global presence. With regard to non-cyclicals, the Fund has reduced its exposure to consumer-related companies and increased its weighting in the media and services industries. In addition, the Fund has reduced its overweighting in energy companies as commodity prices are unlikely to recover significantly over the near term.

     The Fund's performance was helped by its overweighting in containers, aerospace and services, and its underweighting in telecommunications, papers and steels. The Fund was hampered by its overweighting in energy and its underweighting in utilities and cable and media.

                                          Sincerely,

                                          /s/ PETER J. WILBY

                                          Peter J. Wilby
                                          Managing Director
                                          Salomon Brothers Asset Management Inc
                                          Portfolio Manager, High Yield Bond
                                          Fund

---------------
* These returns are calculated without the imposition of either front- or back-end sales charges.

--------------------------------------------------------------------------------

              GROWTH OF A $10,000 INVESTMENT SINCE THE APPROVAL OF
    SALOMON AS SUBADVISER TO THE HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                              ON FEBRUARY 1, 1996

                (CLASS A SHARES W/ SALOMON AS SUBADVISER GRAPH)
--------------------------------------------------------------------------------

 The graph represents performance from February 1, 1996 through September 30, 1998. On February 1st Salomon Brothers Asset Management Inc. assumed portfolio management responsibilities as the new subadviser to the Fund. At that time the investment objective was changed to high current income and the investment policies were modified to allow the Fund to primarily invest in lower- and medium-rated high yield fixed income securities. Prior to February 1, 1996, the Fund invested a minimum of 50% of the Fund's assets in U.S. Government securities.
--------------------------------------------------------------------------------

                      GROWTH OF A $10,000 INVESTMENT SINCE
            INCEPTION OF HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                        CLASS A SHARES ON MARCH 1, 1990

                     (CLASS A SHARES SINCE INCEPTION GRAPH)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      GROWTH OF A $10,000 INVESTMENT SINCE
            INCEPTION OF HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                       CLASS B SHARES ON FEBRUARY 2, 1998

                     (CLASS B SHARES SINCE INCEPTION GRAPH)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      GROWTH OF A $10,000 INVESTMENT SINCE
            INCEPTION OF HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                        CLASS C SHARES ON APRIL 3, 1995

                     (CLASS C SHARES SINCE INCEPTION GRAPH)
--------------------------------------------------------------------------------

    * Total return for the High Yield Bond Fund Class A, Class B and Class C Shares are calculated in conformance with item 21 of Form N-1A, which assumes reinvestment of dividends and a sales load of 3.75% for Class A Shares. Performance presented represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's past performance is not indicative of future performance and should be considered in light of the Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected. Since the period shown is less than one year the aggregate total return in lieu of the annualized total return is used for Class B Shares.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                          INTERMEDIATE GOVERNMENT FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

    PRINCIPAL                                                                       MATURITY       MARKET
      AMOUNT                                                                          DATE          VALUE
    ---------                                                                      ----------    -----------
U.S. GOVERNMENT AND AGENCY SECURITIES--95.6%(A)
---------------------------------------------------------------------------------
 U.S. TREASURIES--90.0%(A)
        $1,000,000   U.S. Treasury Notes, 5.375%.................................    06/30/00    $ 1,015,625
         1,000,000   U.S. Treasury Notes, 5.25%..................................    01/31/01      1,019,063
         1,000,000   U.S. Treasury Notes, 6.25%..................................    01/31/02      1,056,875
         1,000,000   U.S. Treasury Notes, 5.875%.................................    09/30/02      1,054,688
         1,000,000   U.S. Treasury Notes, 5.75%..................................    11/30/02      1,051,875
         2,000,000   U.S. Treasury Notes, 5.5%...................................    02/28/03      2,092,500
         1,500,000   U.S. Treasury Notes, 5.5%...................................    03/31/03      1,573,125
         1,300,000   U.S. Treasury Notes, 5.25%..................................    08/15/03      1,358,094
         2,000,000   U.S. Treasury Notes, 5.5%...................................    02/15/08      2,163,750
         3,300,000   U.S. Treasury Notes, 5.625%.................................    05/15/08      3,609,375
                                                                                                 -----------
                     Total U.S. Treasuries (cost $15,325,985)....................                 15,994,970
                                                                                                 -----------
 U.S. GOVERNMENT AGENCIES--5.6%(A)
---------------------------------------------------------------------------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.6%
         1,000,000   REMIC 1992-119 E, Sequential Class, 8.0%....................    07/25/20      1,001,671
                                                                                                 -----------
                     Total U.S. Government Agencies (cost $1,030,156)............                  1,001,671
                                                                                                 -----------
                     Total U.S. Government and Agency Securities (cost
                     $16,356,141)................................................                 16,996,641
                                                                                                 -----------

REPURCHASE AGREEMENT--3.3%(A)
---------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated September
30, 1998, @ 5.4% to be repurchased at $591,088 on October 1, 1998, collateralized by $575,000 United States Treasury Notes, 6.5% due August 31, 2001 (market value
$610,711 including interest) (cost $591,000).....................................                    591,000
                                                                                                 -----------
TOTAL INVESTMENT PORTFOLIO (COST $16,947,141)(B), 98.9%(A).......................                 17,587,641
OTHER ASSETS AND LIABILITIES, NET, 1.1%(A).......................................                    189,937
                                                                                                 -----------
NET ASSETS, 100.0%...............................................................                $17,777,578
                                                                                                 ===========

---------------
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $640,500 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $668,985 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $28,485.

REMIC--Real Estate Mortgage Investment Conduit

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                      MARKET
    AMOUNT                                       VALUE
  ---------                                      ------
  DOMESTIC CORPORATE BONDS--89.7%(A)
  -------------------------------------------
    AEROSPACE--2.7%
  -------------------------------------------
    $500,000   Burke Industries, Inc., 10.0%,
               08/15/07......................  $  497,500
     500,000   L-3 Communications
               Corporation, 10.375%,
               05/01/07......................     546,250
     500,000   Stellex Industries, Inc.,
               9.5%, 11/01/07................     460,000
                                               ----------
                                                1,503,750
                                               ----------
    ALUMINUM--0.4%
  -------------------------------------------
     250,000   Commonwealth Aluminum
               Corporation, 10.75%,
               10/01/06......................     242,500
                                               ----------
    AUTO PARTS/EQUIPMENT--2.7%
  -------------------------------------------
     250,000   Breed Technologies, Inc.,
               9.25%, 04/15/08...............     206,250
     500,000   JH Heafner Company, 10%,
               05/15/08......................     482,500
     500,000   Safelite Glass Corporation,
               9.875%, 12/15/06..............     485,000
     350,000   Venture Holdings Trust, 9.75%,
               04/01/04......................     330,750
                                               ----------
                                                1,504,500
                                               ----------
    AUTO RENTAL/SERVICE--0.8%
  -------------------------------------------
     500,000   APCOA Inc., 9.25%, 03/15/08...     445,000
                                               ----------
    BEVERAGES--1.0%
  -------------------------------------------
     250,000   Delta Beverage Group, Inc.,
               9.75%, 12/15/03...............     250,000
     500,000   Stroh Brewery Company, 11.1%,
               07/01/06......................     300,000
                                               ----------
                                                  550,000
                                               ----------
    BROADCASTING--11.4%
  -------------------------------------------
     250,000   Adelphia Communications
               Corporation, 9.875%,
               03/01/07......................     268,750
     250,000   Adelphia Communications
               Corporation, 10.5%,
               07/15/04......................     273,750
     500,000   CSC Holdings Inc., 10.5%,
               05/15/06......................     570,000
   1,000,000   Century Communications
               Corporation, Zero Coupon Bond,
               01/15/08......................     470,000
     500,000   Chancellor Media Corporation,
               9.375%, 10/01/04..............     520,000
     500,000   Granite Broadcasting, 8.875%,
               05/15/08......................     477,500
   1,000,000   International CableTel, Inc.,
               0% to 2/1/01, 11.5% to
               maturity(b), 02/01/06.........     790,000

  PRINCIPAL                                      MARKET
    AMOUNT                                       VALUE
  ---------                                      ------
     500,000   Jacor Communications, Inc.,
               9.75%, 12/15/06...............     541,250
     500,000   LIN Television Corporation,
               8.375%, 03/01/08..............     482,500
     250,000   Marcus Cable Company, 0% to
               6/15/00, 14.25% to
               maturity(b), 12/15/05.........     232,500
     250,000   Mediacom LLC Capital, 8.5%,
               04/15/08......................     250,313
     500,000   Rogers Communications, Inc.,
               8.875%, 07/15/07..............     492,500
     329,000   SFX Broadcasting, Inc.,
               10.75%, 05/15/06..............     360,255
   1,100,000   United International Holdings,
               0% to 02/15/03, 10.75% to
               maturity(b), 02/15/08.........     539,000
                                               ----------
                                                6,268,318
                                               ----------
    BUILDING--0.4%
  -------------------------------------------
     250,000   Nortek, Inc., 9.125%,
               09/01/07......................     245,000
                                               ----------
    CHEMICALS--0.9%
  -------------------------------------------
     500,000   Texas Petrochemicals, 11.125%,
               07/01/06......................     485,000
                                               ----------
    CONGLOMERATES/DIVERSIFIED--1.2%
  -------------------------------------------
   1,000,000   Jordan Industries, 0% to
               4/1/02, 11.75% to maturity(b),
               04/01/09......................     650,000
                                               ----------
    CONTAINERS--4.5%
  -------------------------------------------
     500,000   Ball Corporation, Inc., 8.25%,
               08/01/08......................     513,750
     500,000   Indesco International Inc.,
               9.75%, 04/15/08...............     465,000
     500,000   Plastic Containers, Inc.,
               10.0%, 12/15/06...............     515,000
     250,000   Radnor Holdings, Inc., 10.0%,
               12/01/03......................     247,500
     250,000   Radnor Holdings, Inc., Series
               "B", 10.0%, 12/01/03..........     247,500
     500,000   Stone Container Corporation,
               12.25%, 04/01/02..............     477,500
                                               ----------
                                                2,466,250
                                               ----------
    COSMETICS/TOILETRIES--1.9%
  -------------------------------------------
     500,000   Jafra Cosmetics International,
               Inc., 11.75%, 05/01/08........     440,000
     750,000   Revlon Worldwide Corporation,
               Zero Coupon Bond, 03/15/01....     573,750
                                               ----------
                                                1,013,750
                                               ----------
    DATA PROCESSING--0.5%
  -------------------------------------------
     250,000   Alvey Systems, Inc., 11.375%,
               01/31/03......................     252,500
                                               ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1998
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      MARKET
    AMOUNT                                       VALUE
  ---------                                      ------
  ELECTRONICS/ELECTRIC--2.4%
  -------------------------------------------------------
    $500,000   Amphenol Corporation, 9.875%,
               05/15/07......................  $  487,500
     500,000   Axiohm Transaction Solutions,
               Inc., 9.75%, 10/01/07.........     447,500
     250,000   DecisionOne Corporation,
               9.75%, 08/01/07...............     155,000
     500,000   DecisionOne Holdings
               Corporation, 0% to 8/1/02,
               11.5% to maturity(b),
               08/01/08......................     200,000
                                               ----------
                                                1,290,000
                                               ----------
    FINANCE--2.8%
  -------------------------------------------------------
     500,000   Airplane Pass Through Trust,
               Class "D", 10.875%,
               03/15/19......................     571,500
     500,000   DVI, Inc., 9.875%, 02/01/04...     490,000
     500,000   Morgan Stanley Aircraft
               Finance, 8.7%, 03/15/23.......     485,180
                                               ----------
                                                1,546,680
                                               ----------
    FOOD--4.6%
  -------------------------------------------------------
     250,000   B&G Foods, Inc., 9.625%,
               08/01/07......................     232,500
     500,000   CFP Holdings, Inc., 11.625%,
               01/15/04......................     295,000
     250,000   Fleming Companies, Inc.,
               10.5%, 12/01/04...............     242,500
     500,000   Imperial Holly Corporation,
               9.75%, 12/15/07...............     473,750
     700,000   Nebco Evans Holding
               Corporation, 0% to 07/15/02,
               12.375% to maturity(b),
               07/15/07......................     329,000
     500,000   North Atlantic Trading
               Company, 11.0%, 06/15/04......     470,000
     500,000   SC International Services,
               Inc., 9.25%, 09/01/07.........     486,250
                                               ----------
                                                2,529,000
                                               ----------
    HEALTH CARE CENTERS--1.0%
  -------------------------------------------------------
     400,000   Graham-Field Health Products,
               Inc., 9.75%, 08/15/07.........     240,000
     375,000   Vencor Operating Inc., 9.875%,
               05/01/05......................     294,375
                                               ----------
                                                  534,375
                                               ----------
    HOTELS/MOTELS/INNS--1.8%
  -------------------------------------------------------
     500,000   HMH Properties, Inc., Series
               B, 7.875%, 08/01/08...........     492,500
     500,000   Prime Hospitality Corporation,
               9.75%, 04/01/07...............     475,000
                                               ----------
                                                  967,500
                                               ----------
    HOUSEHOLD PRODUCTS--1.9%
  -------------------------------------------------------
     500,000   Ekco Group, Inc., 9.25%,
               04/01/06......................     490,000
     500,000   Shop Vac Corporation, 10.625%,
               09/01/03......................     528,750
                                               ----------
                                                1,018,750
                                               ----------
    JEWELRY/SILVERWARE/TIME PIECES/CHINA--0.8%
  -------------------------------------------------------
     500,000   Finlay Enterprises, Inc.,
               9.0%, 05/01/08................     450,000
                                               ----------

  PRINCIPAL                                      MARKET
    AMOUNT                                       VALUE
  ---------                                      ------
    LEISURE/AMUSEMENT--0.9%
  -------------------------------------------------------
     500,000   Grand Casinos, Inc., 9.0%,
               10/15/07......................     505,000
                                               ----------
    MANUFACTURING/DISTRIBUTIONS--6.8%
  -------------------------------------------------------
     375,000   Foamex, L.P., 9.875%,
               06/15/07......................     450,439
     500,000   Furon Company, 8.125%,
               03/01/08......................     491,250
     500,000   High Voltage Engineering
               Group, 10.5%, 08/15/04........     475,000
     325,000   Hines Horticulture, Inc.,
               11.75%, 10/15/05..............     339,625
     500,000   Insilco Corporation, 10.25%,
               08/15/07......................     500,000
     500,000   International Knife & Saw,
               11.375%, 11/15/06.............     512,500
     500,000   Neenah Corporation, Series
               "D", 11.125%, 05/01/07........     505,000
     500,000   Polymer Group, Inc., 9.0%,
               07/01/07......................     477,500
                                               ----------
                                                3,751,314
                                               ----------
    MEDICAL EQUIPMENT/SUPPLY--4.2%
  -------------------------------------------------------
     500,000   Fresenius Medical Care, 9.0%,
               12/01/06......................     497,500
     350,000   Kinetic Concepts, Inc., Series
               "B", 9.625%, 11/01/07.........     348,250
     500,000   Maxxim Medical, Inc., 10.5%,
               08/01/06......................     526,250
     500,000   Packard Bioscience Company,
               9.375%, 03/01/07..............     457,500
     500,000   Prime Medical Services, Inc.,
               8.75%, 04/01/08...............     460,000
                                               ----------
                                                2,289,500
                                               ----------
    METAL--1.6%
  -------------------------------------------------------
     375,000   Envirosource, Inc., 9.75%,
               06/15/03......................     337,500
     500,000   Renco Metals Inc., 11.5%,
               07/01/03......................     515,000
                                               ----------
                                                  852,500
                                               ----------
    OIL & GAS--7.6%
  -------------------------------------------------------
     500,000   Benton Oil & Gas Company,
               11.625%, 05/01/03.............     432,500
     500,000   Clark R&M, Inc., 8.875%,
               11/15/07......................     430,000
     500,000   Cliffs Drilling Company,
               10.25%, 05/15/03..............     537,500
     250,000   Costilla Energy, Inc., 10.25%,
               10/01/06......................     216,250
     500,000   Dailey International, Inc.,
               9.5%, 02/15/08................     290,000
     500,000   Dawson Production Services,
               Inc., 9.375%, 02/01/07........     498,750
     500,000   National Energy Group, Inc.,
               10.75%(c), 11/01/06...........     210,000
     500,000   P&L Coal Holdings Corporation,
               8.875%, 05/15/08..............     507,500

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1998
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      MARKET
    AMOUNT                                       VALUE
  ---------                                      ------
    $500,000   Parker Drilling Company,
               Series "D", 9.75%, 11/15/06...  $  462,500
     375,000   Transamerican Energy
               Corporation, 0% to 6/15/99,
               13.0% to maturity(b),
               06/15/02......................     180,000
     450,000   Trico Marine Services, Inc.,
               8.5%, 08/01/05................     380,250
                                               ----------
                                                4,145,250
                                               ----------
    PLASTIC/PRODUCTS--1.0%
  -------------------------------------------
     500,000   Berry Plastics Corporation,
               12.25%, 04/15/04..............     520,625
                                               ----------
    PETS & SUPPLIES--1.1%
  -------------------------------------------
     500,000   Doane Products Company,
               10.625%, 03/01/06.............     586,670
                                               ----------
    PUBLISHING--2.7%
  -------------------------------------------
     500,000   Advanstar Communications,
               9.25%, 05/01/08...............     482,500
     500,000   American Media Operation,
               Inc., 11.625%, 11/15/04.......     520,000
     500,000   Big Flower Press Holdings,
               Inc., 8.875%, 07/01/07........     485,000
                                               ----------
                                                1,487,500
                                               ----------
    REAL ESTATE/LAND DEVELOPMENT--0.9%
  -------------------------------------------
     500,000   Forest City Enterprises, Inc.,
               8.5%, 03/15/08................     490,000
                                               ----------
    RETAIL STORES--4.5%
  -------------------------------------------
     500,000   Carr-Gottstein Foods Company,
               12.0%, 11/15/05...............     570,000
     500,000   Cole National Group, 9.875%,
               12/31/06......................     522,500
     250,000   Hills Stores Company, 12.5%,
               07/01/03......................     119,062
     250,000   Jitney Jungle Stores, 12.0%,
               03/01/06......................     273,750
     500,000   Leslie's Poolmart, 10.375%,
               07/15/04......................     505,000
     500,000   Musicland Group, 9.0%,
               06/15/03......................     472,500
                                               ----------
                                                2,462,812
                                               ----------
    SERVICES--7.0%
  -------------------------------------------
     500,000   Allied Waste Industries, Inc.,
               0% to 6/1/02, 11.3% to
               maturity(b), 06/01/07.........     370,000
     500,000   Comforce Operating, Inc., 12%,
               12/01/07......................     490,000
     250,000   Federal Data Corporation,
               10.125%, 08/01/05.............     232,500

  PRINCIPAL                                      MARKET
    AMOUNT                                       VALUE
  ---------                                      ------
     250,000   Iron Mountain, Inc., 10.125%,
               10/01/06......................     262,500
     500,000   Kindercare Learning Centers,
               Inc., 9.5%, 02/15/09..........     480,000
     500,000   LES, Inc., 9.25%, 06/01/08....     502,500
     500,000   Loomis Fargo & Company, 10.0%,
               01/15/04......................     477,500
     500,000   Norcal Waste Systems, Inc.,
               13.5%, 11/15/05...............     565,000
     500,000   Sitel Corporation, 9.25%,
               03/15/06......................     450,000
                                               ----------
                                                3,830,000
                                               ----------
    SHIPPING/SHIP BUILDING--0.8%
  -------------------------------------------
     500,000   Enterprises Shipholding,
               8.875%, 05/01/08..............     440,000
                                               ----------
    TELECOMMUNICATIONS--6.2%
  -------------------------------------------
     500,000   Comcast Cellular Holdings,
               9.5%, 05/01/07................     512,500
     500,000   Facilicom International,
               10.5%, 01/15/08...............     435,000
     500,000   GST Telecommunications, 0% to
               10/31/02, 10.5% to
               maturity(b), 05/01/08.........     240,000
     750,000   Intermedia Communications,
               Inc., 8.6%, 06/01/08..........     744,375
     750,000   Nextel Communications, Inc.,
               0% to 10/31/02, 9.75% to
               maturity(b), 10/31/07.........     450,000
     500,000   Nextlink Communications, Inc.,
               12.5%, 04/15/06...............     535,000
     500,000   PSINet, Inc., 10%, 02/15/05...     501,250
                                               ----------
                                                3,418,125
                                               ----------
    TRANSPORTATION--0.7%
  -------------------------------------------
     500,000   Holt Group, 9.75%, 01/15/06...     390,000
                                               ----------
               Total Domestic Corporate Bonds
               (cost $52,593,512)............  49,132,169
                                               ----------

  FOREIGN CONVERTIBLE CORPORATE
    BONDS--0.7%(A)(D)
  -------------------------------------------
    PUBLISHING--0.7%
  -------------------------------------------
   1,000,000   Hollinger, Inc., Zero Coupon
               Bond, 10/05/13................     410,000
                                               ----------
               Total Foreign Convertible
               Corporate Bonds (cost
               $378,051).....................     410,000
                                               ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 1998
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      MARKET
    AMOUNT                                       VALUE
  ---------                                      ------
  FOREIGN CORPORATE BONDS--4.0%(A)(D)
  -------------------------------------------------------
    BROADCASTING--0.3%
  -------------------------------------------------------
    $250,000   Diamond Cable Communications,
               PLC, 0% to 12/15/00, 11.75% to
               maturity(b), 12/15/05.........  $  198,750
                                               ----------
    HOTELS/MOTELS/INNS--0.9%
  -------------------------------------------------------
     500,000   Sun International Hotels,
               Ltd., 8.625%, 12/15/07........     490,000
                                               ----------
    METAL--0.8%
  -------------------------------------------------------
     500,000   Murrin Murrin Holdings
               Property, 9.375%, 08/31/07....     425,000
                                               ----------
    PAPER/PRODUCTS--0.6%
  -------------------------------------------------------
     500,000   Millar Western Forest, 9.875%,
               05/15/08......................     310,000
                                               ----------
    TEXTILES--0.1%
  -------------------------------------------------------
     250,000   Polysindo International
               Finance Company, 9.375%(e),
               07/30/07......................      43,750
                                               ----------
    TRANSPORTATION--0.5%
  -------------------------------------------------------
     250,000   Stena Line AB, 10.5%,
               12/15/05......................     257,500
                                               ----------
    UTILITIES--DIVERSIFIED--0.8%
  -------------------------------------------------------
     500,000   International Utility
               Structures, Inc., 10.75%,
               02/01/08......................     442,500
                                               ----------
               Total Foreign Corporate Bonds
               (cost $2,755,561).............   2,167,500
                                               ----------

                                                MARKET
    SHARES                                       VALUE
    ------                                      ------
WARRANTS--0.1%(A)
---------------------------------------------------------
    MEDICAL EQUIPMENT/SUPPLY--0.1%
---------------------------------------------------------
           206   Wright Medical
                 Technology, Inc..........         13,382
                                              -----------
                 Total Warrants (cost
                 $40).....................         13,382
                                              -----------

        Total investment portfolio
          excluding repurchase agreement
          (cost $55,727,164)(f),
          94.4%(a)........................     51,723,051
REPURCHASE AGREEMENT--3.4%(A)
---------------------------------------------------------

Repurchase Agreement with State Street
Bank and Trust Company, dated September
30, 1998 @ 5.4% to be repurchased at
$1,842,275 on October 1, 1998,
collateralized by $1,790,000 United States
Treasury Notes, 5.88% due September 30,
2002 (market value $1,886,213) (cost
$1,842,000)...............................      1,842,000
                                              -----------

TOTAL INVESTMENT PORTFOLIO (COST
  $57,569,164)(F), 97.8%(A)...............     53,565,051

OTHER ASSETS AND LIABILITIES, NET,
  2.2%(A).................................      1,196,070
                                              -----------

NET ASSETS, 100.0%........................    $54,761,121
                                              ===========

---------------
(a) Percentages are based on net assets.
(b) Bonds reset to applicable coupon rate at a future date.
(c) In grace period for coupon payment. Interest must be paid by December 2, 1998 or company will be in default.
(d) Denominated in U.S. dollars.
(e) Bond not current on interest payment.
(f) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized depreciation of $4,004,113, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $775,483 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $4,779,596.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND     BOND FUND
                                                              ---------------    -----------
Assets
------------------------------------------------------------

Investments, at market value (identified cost $16,356,141
  and $55,727,164, respectively) (Note 1)...................    $16,996,641      $51,723,051
Repurchase agreement (identified cost $591,000 and
  $1,842,000, respectively) (Note 1)........................        591,000        1,842,000
Cash........................................................            523               13
Receivables:
  Investments sold..........................................             --          217,247
  Fund shares sold..........................................             63          109,265
  From Manager..............................................         83,740               --
  Dividends and interest....................................        161,725        1,381,033
Deferred state qualification expenses (Note 1)..............         12,533           11,521
Prepaid Insurance...........................................          2,968            4,938
                                                                -----------      -----------
        Total Assets........................................    $17,849,193      $55,289,068
                                                                -----------      -----------
Liabilities
------------------------------------------------------------

Payables (Note 4):
  Investments purchased.....................................    $        --      $   315,792
  Fund shares redeemed......................................         10,753           68,732
  Accrued management fee....................................             --           56,400
  Accrued distribution fee..................................          5,711           19,049
  Other accrued expenses....................................         55,151           67,974
                                                                -----------      -----------
        Total Liabilities...................................         71,615          527,947
                                                                -----------      -----------
Net assets, at market value.................................    $17,777,578      $54,761,121
                                                                ===========      ===========
Net Assets
------------------------------------------------------------

Net assets consist of:
  Paid-in capital...........................................    $23,549,673      $58,312,952
  Undistributed net investment income (Note 1)..............        683,051          451,806
  Accumulated net realized gain (loss) (Notes 1 and 5)......     (7,095,646)             476
  Net unrealized appreciation (depreciation) on
    investments.............................................        640,500       (4,004,113)
                                                                -----------      -----------
Net assets, at market value.................................    $17,777,578      $54,761,121
                                                                ===========      ===========
Net assets, at market value
  Class A Shares............................................    $12,638,764      $39,877,217
  Class B Shares............................................        126,529        1,785,308
  Class C Shares............................................      5,012,285       13,098,596
                                                                -----------      -----------
        Total...............................................    $17,777,578      $54,761,121
                                                                ===========      ===========
Shares of beneficial interest outstanding
  Class A Shares............................................      1,303,189        4,080,524
  Class B Shares............................................         13,088          183,506
  Class C Shares............................................        518,584        1,346,424
                                                                -----------      -----------
        Total...............................................      1,834,861        5,610,454
                                                                ===========      ===========
Net Asset Value -- offering and redemption price per share
  (Notes 1 and 2)
  Class A Shares............................................          $9.70            $9.77
                                                                ===========      ===========
    Maximum offering price per share (100/96.25 of $9.70 and
     $9.77, respectively)...................................         $10.08           $10.15
                                                                ===========      ===========
  Class B Shares............................................          $9.67            $9.73
                                                                ===========      ===========
  Class C Shares............................................          $9.67            $9.73
                                                                ===========      ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND     BOND FUND
                                                              ---------------    -----------
Investment Income
------------------------------------------------------------
Income:
  Interest..................................................    $  887,268       $ 5,585,327
Expenses (notes 1 and 4):
  Management fee............................................        72,950           347,856
  Distribution fee (Class A Shares).........................        42,128           124,763
  Distribution fee (Class B Shares)*........................           219             6,165
  Distribution fee (Class C Shares).........................         9,413           114,646
  Professional fees.........................................        55,211            54,326
  Custodian/Fund accounting fees............................        43,602            73,131
  State qualification expenses..............................        31,059            34,185
  Federal registration fees.................................           608             1,573
  Reports to shareholders...................................        20,060            22,217
  Shareholder servicing fees................................        11,011            35,424
  Trustees' fees and expenses...............................         7,677             8,751
  Insurance.................................................         2,528             4,051
  Other.....................................................           253               701
                                                                ----------       -----------
        Total expenses before waiver and reimbursement......       296,719           827,789
        Fees waived by Manager (Note 4).....................       (72,950)          (60,462)
        Reimbursement from Manager..........................       (84,666)               --
                                                                ----------       -----------
        Total expenses after waiver and reimbursement.......       139,103           767,327
                                                                ----------       -----------
Net investment income.......................................       748,165         4,818,000
                                                                ----------       -----------
Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------
Net realized gain from investment transactions..............       280,582           761,512
Net increase (decrease) in unrealized appreciation of
  investments during the period.............................       585,698        (5,944,103)
                                                                ----------       -----------
        Net gain (loss) on investments......................       866,280        (5,182,591)
                                                                ----------       -----------
Net increase (decrease) in net assets resulting from
  operations................................................    $1,614,445       $  (364,591)
                                                                ==========       ===========

---------------

* For the period February 2, 1998 (commencement of Class B Shares) to September 30, 1998.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   FOR THE               FOR THE
                                                                  YEAR ENDED            YEAR ENDED
INTERMEDIATE GOVERNMENT FUND                                  SEPTEMBER 30, 1998    SEPTEMBER 30, 1997
------------------------------------------------------------  ------------------    ------------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................     $   748,165           $   922,102
  Net realized gain (loss) on investment transactions.......         280,582              (136,028)
  Net increase in unrealized appreciation of investments
    during the year.........................................         585,698               354,485
                                                                 -----------           -----------
  Net increase in net assets resulting from operations......       1,614,445             1,140,559
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.49 and $0.52 per
    share, respectively)....................................        (694,550)             (897,448)
  Net investment income Class B Shares, ($0.26 per
    share)*.................................................          (1,541)                   --
  Net investment income Class C Shares, ($0.47 and $0.50 per
    share, respectively)....................................         (72,672)              (41,089)
Increase (decrease) in net assets from Fund share
  transactions (Note 2).....................................       2,061,901            (3,448,028)
                                                                 -----------           -----------
Increase (decrease) in net assets...........................       2,907,583            (3,246,006)
Net assets, beginning of year...............................      14,869,995            18,116,001
                                                                 -----------           -----------
Net assets, end of year (including undistributed net
  investment income of $683,051 and $703,649,
  respectively).............................................     $17,777,578           $14,869,995
                                                                 ===========           ===========
                                                                   FOR THE               FOR THE
                                                                  YEAR ENDED            YEAR ENDED
High Yield Bond Fund                                          SEPTEMBER 30, 1998    SEPTEMBER 30, 1997
------------------------------------------------------------     -----------           -----------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................     $ 4,818,000           $ 4,135,801
  Net realized gains on investment transactions.............         761,512               739,688
  Net increase (decrease) in unrealized appreciation of
    investments during the year.............................      (5,944,103)            1,414,530
                                                                 -----------           -----------
  Net increase in net assets resulting from operations......        (364,591)            6,290,019
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.89 and $0.89 per
    share, respectively)....................................      (3,625,981)           (3,120,267)
  Net investment income Class B Shares, ($0.48 per
    share)*.................................................         (55,927)                   --
  Net investment income Class C Shares, ($0.84 and $0.84 per
    share, respectively)....................................      (1,143,752)             (890,714)
Increase in net assets from Fund share transactions (Note
  2)........................................................       5,333,666            12,731,865
                                                                 -----------           -----------
Increase in net assets......................................         143,415            15,010,903
Net assets, beginning of year...............................      54,617,706            39,606,803
                                                                 -----------           -----------
Net assets, end of year (including undistributed net
  investment income of $451,806 and $414,731,
  respectively).............................................     $54,761,121           $54,617,706
                                                                 ===========           ===========

---------------

* For the period February 2, 1998 (commencement of Class B Shares) to September 30, 1998.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE INCOME TRUST-INTERMEDIATE GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                CLASS A SHARES                 CLASS B SHARES            CLASS C SHARES
                                  ------------------------------------------   --------------   ---------------------------------
                                      FOR THE YEARS ENDED SEPTEMBER 30,                         FOR THE YEARS ENDED SEPTEMBER 30,
                                  ------------------------------------------                    ---------------------------------
                                  1998*    1997*    1996*     1995    1994*       1998++*       1998*    1997*    1996*    1995+
                                  ------   ------   ------   ------   ------   --------------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF
 YEAR...........................  $ 9.20   $ 9.08   $ 9.29   $ 9.10   $ 9.44       $ 9.28       $ 9.18   $ 9.06   $ 9.27   $ 9.05
                                  ------   ------   ------   ------   ------       ------       ------   ------   ------   ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income(a).......    0.48     0.51     0.50     0.62     0.43         0.33         0.41     0.49     0.49     0.21
 Net realized and unrealized
   gain (loss) on investments...    0.51     0.13    (0.21)    0.12    (0.40)        0.32         0.55     0.13    (0.21)    0.23
                                  ------   ------   ------   ------   ------       ------       ------   ------   ------   ------
 Total from Investment
   Operations...................    0.99     0.64     0.29     0.74     0.03         0.65         0.96     0.62     0.28     0.44
                                  ------   ------   ------   ------   ------       ------       ------   ------   ------   ------
LESS DISTRIBUTIONS:
 Dividends from net investment
   income.......................   (0.49)   (0.52)   (0.50)   (0.55)   (0.37)       (0.26)       (0.47)   (0.50)   (0.49)   (0.22)
 Distributions from net realized
   gains........................      --       --       --       --       --           --           --                --       --
                                  ------   ------   ------   ------   ------       ------       ------   ------   ------   ------
 Total Distributions............   (0.49)   (0.52)   (0.50)   (0.55)   (0.37)       (0.26)       (0.47)   (0.50)   (0.49)   (0.22)
                                  ------   ------   ------   ------   ------       ------       ------   ------   ------   ------
NET ASSET VALUE, END OF YEAR....  $ 9.70   $ 9.20   $ 9.08   $ 9.29   $ 9.10       $ 9.67       $ 9.67   $ 9.18   $ 9.06   $ 9.27
                                  ======   ======   ======   ======   ======       ======       ======   ======   ======   ======
TOTAL RETURN (%)(D).............   11.18     7.28     3.24     8.47     0.36         7.16(c)     10.85     7.02     3.04     4.90(c)
RATIOS
 (%)/SUPPLEMENTAL DATA:
 Operating expenses, net, to
   average daily net
   assets(a)....................    0.92     0.93     0.94     0.95     0.95         1.20(b)      1.20     1.20     1.20     1.20(b)
 Net investment income to
   average daily net assets.....    5.18     5.65     5.42     5.50     4.60         4.59(b)      4.74     5.38     5.22     5.19(b)
 Portfolio turnover rate........     188       69      135      162      214          188          188       69      135      162
 Net assets, end of period ($
   millions)....................      13       14       18       24       41         0.13            5        1      0.6     0.07

---------------

   * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the period since use of the undistributed income method does not correspond with results of operations.
   + For the period April 3, 1995 (commencement of Class C Shares) to September
     30, 1995.
  ++ For the period February 2, 1998 (commencement of Class B Shares) to
     September 30, 1998.
 (a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.10, $.07, $.06, $.06 and $.03 per Class A Share, respectively. The operating expense ratios including such items would have been 2.00%, 1.67%, 1.61%, 1.47% and 1.18% per Class A Share, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.06 per Class B Share. The operating expense ratio including such items would have been 2.28% (annualized). Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.10, $.07, $.06 and $.06 per Class C Share, respectively. The operating expense ratios including such items would have been 2.28%, 1.94%, 1.87% and 1.72% (annualized) per Class C Share, respectively.
 (b) Annualized.
 (c) Not annualized.
 (d) Does not reflect the imposition of a sales charge.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                               CLASS A SHARES                 CLASS B SHARES             CLASS C SHARES
                                 ------------------------------------------   --------------   ----------------------------------
                                     FOR THE YEARS ENDED SEPTEMBER 30,                         FOR THE YEARS ENDED SEPTEMBER 30,
                                 ------------------------------------------                    ----------------------------------
                                  1998     1997     1996     1995     1994        1998++        1998      1997     1996    1995+
                                 ------   ------   ------   ------   ------   --------------   ------    ------   ------   ------
NET ASSET VALUE, BEGINNING OF
 YEAR..........................  $10.69   $10.22   $ 9.94   $ 9.65   $10.65       $10.57       $10.65    $10.18   $ 9.91   $ 9.62
                                 ------   ------   ------   ------   ------       ------       ------    ------   ------   ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income(a)......    0.88     0.90     0.84(e)   0.72    0.69         0.51         0.83      0.85     0.79(e)   0.31
 Net realized and unrealized
   gain (loss) on
   investments.................   (0.91)    0.46     0.24     0.31    (0.84)       (0.87)       (0.91)     0.46     0.24     0.28
                                 ------   ------   ------   ------   ------       ------       ------    ------   ------   ------
 Total from Investment
   Operations..................   (0.03)    1.36     1.08     1.03    (0.15)       (0.36)       (0.08)     1.31     1.03     0.59
                                 ------   ------   ------   ------   ------       ------       ------    ------   ------   ------
LESS DISTRIBUTIONS:
 Dividends from net investment
   income......................   (0.89)   (0.89)   (0.80)   (0.74)   (0.71)       (0.48)       (0.84)    (0.84)   (0.76)   (0.30)
 Distributions from net
   realized gains..............      --       --       --       --    (0.07)          --           --        --       --       --
 Distribution in excess of net
   realized gains..............      --       --       --       --    (0.07)          --           --        --       --       --
                                 ------   ------   ------   ------   ------       ------       ------    ------   ------   ------
 Total Distributions...........   (0.89)   (0.89)   (0.80)   (0.74)   (0.85)       (0.48)       (0.84)    (0.84)   (0.76)   (0.30)
                                 ------   ------   ------   ------   ------       ------       ------    ------   ------   ------
NET ASSET VALUE, END OF YEAR...  $ 9.77   $10.69   $10.22   $ 9.94   $ 9.65       $ 9.73       $ 9.73    $10.65   $10.18   $ 9.91
                                 ======   ======   ======   ======   ======       ======       ======    ======   ======   ======
TOTAL RETURN (%)(D)............   (0.52)   14.00    11.44    11.23    (1.59)       (3.58)(c)    (1.02)    13.53    10.93     6.18(c)
RATIOS (%)/SUPPLEMENTAL DATA:
 Operating expenses, net, to
   average daily net
   assets(a)...................    1.19     1.21     1.23     1.25     1.25         1.70(b)      1.70      1.70     1.70     1.70(b)
 Net investment income to
   average daily net assets....    8.44     8.76     8.41     7.35     6.76         7.90(b)      7.93      8.26     8.39     6.67(b)
 Portfolio turnover rate.......      87      101      143      109      135           87           87       101      143      109
 Net assets, end of year($
   millions)...................      40       42       33       30       36            2           13        13        6      0.6

---------------

 + For the period April 3, 1995 (commencement of Class C Shares) to September 30, 1995.
 ++ For the period February 2, 1998 (commencement of Class B Shares) to September 30, 1998.
(a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.01, $.01, $.03, $.03 and $.02 per Class A Share, respectively. The operating expense ratios including such items would have been 1.30%, 1.30%, 1.51%, 1.51% and 1.42% per Class A Share, respectively. Excludes management fees waived and expenses reimbursed by the manager in the amount of $.01 per Class B Share. The operating expense ratio including such items would have been 1.80% (annualized). Excludes management fees waived by the Manager in the amount of $.01, $.01, $0.03 and $0.03 per Class C Share, respectively. The operating expense ratios including such items would have been 1.80%, 1.79%, 1.98% and 1.96% (annualized) per Class C Share, respectively.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.
(e) Amounts calculated prior to reclassification of $16,079. The effect of such reclassification would have resulted in an increase in net investment income of $.01 for Class A Shares and $0.01 for Class C Shares.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1:
      SIGNIFICANT ACCOUNTING POLICIES. Heritage Income Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Intermediate Government Fund (formerly known as the Limited Maturity Government Portfolio) and the High Yield Bond Fund (formerly known as the Diversified Portfolio) (each, a "Fund" and collectively, the "Funds"). The Intermediate Government Fund has an investment objective of high current income consistent with the preservation of capital. The High Yield Bond Fund has an investment objective of high current income. The Funds currently issue Class A, Class B and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase. Class B Shares, which were offered to shareholders beginning February 2, 1998, are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price) declining over a six-year period. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions made in less than one year of purchase. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

      Security Valuation: Each Fund values investment securities at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Investments in certain debt instruments not traded in an organized market, are valued on the basis of valuations furnished by independent pricing services or broker/dealers that utilize information with respect to market transactions in such securities or comparable securities, quotations from dealers, yields, maturities, ratings and various relationships between securities. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

      Repurchase Agreements: Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

      Federal Income Taxes: Each Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

      Distribution of Income and Gains: Distributions of net investment income are made monthly. Net realized gains from investment transactions for each Fund during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

      Expenses: Each Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among all Heritage mutual funds. Expenses of each Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

      State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

      Capital Accounts: The Funds report the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Funds may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

      Other: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis except when income is not expected. All original issue discounts are accreted for both federal income tax and financial reporting purposes.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2:
      FUND SHARES: At September 30, 1998, there was an unlimited number of shares of beneficial interest of no par value authorized.

      Transactions in Class A and Class C Shares of the Fund during the year ended September 30, 1998 and Class B Shares from February 2, 1998 (commencement of Class B Shares) to September 30, 1998 were as follows:

      INTERMEDIATE GOVERNMENT FUND

                                                   A SHARES                   B SHARES                    C SHARES
                                           ------------------------   ------------------------    ------------------------
        FOR THE YEAR ENDED                  SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
        SEPTEMBER 30, 1998                 ---------    -----------   ---------    -----------    ---------    -----------
        Shares sold......................    185,461    $ 1,724,681      13,028    $   121,126      474,673    $ 4,433,013
        Shares issued on reinvestment of
          distributions..................     67,011        619,953          60            561        7,594         70,281
        Shares redeemed..................   (476,959)    (4,427,313)         --             --      (51,881)      (480,401)
                                           ---------    -----------   ---------    -----------    ---------    -----------
        Net increase (decrease)..........   (224,487)   $(2,082,679)     13,088    $   121,687      430,386    $ 4,022,893
                                                        ===========                ===========                 ===========
        Shares outstanding:
          Beginning of year..............  1,527,676                         --                      88,198
                                           ---------                  ---------                   ---------
          End of year....................  1,303,189                     13,088                     518,584
                                           =========                  =========                   =========

      Transactions in Class A and Class C Shares of the Fund during the year ended September 30, 1997 were as follows:

                                                   A SHARES                                               C SHARES
                                           ------------------------                               ------------------------
        FOR THE YEAR ENDED                  SHARES        AMOUNT                                   SHARES        AMOUNT
        SEPTEMBER 30, 1997                 ---------    -----------                               ---------    -----------
        Shares sold......................     29,039    $   263,983                                  45,681    $   417,167
        Shares issued on reinvestment of
          distributions..................     86,848        790,115                                   4,462         40,481
        Shares redeemed..................   (518,637)    (4,719,949)                                (26,520)      (239,825)
                                           ---------    -----------                               ---------    -----------
        Net increase (decrease)..........   (402,750)   $(3,665,851)                                 23,623    $   217,823
                                                        ===========                                            ===========
        Shares outstanding:
          Beginning of year..............  1,930,426                                                 64,575
                                           ---------                                              ---------
          End of year....................  1,527,676                                                 88,198
                                           =========                                              =========

      Transactions in Class A and Class C Shares of the Fund during the year ended September 30, 1998 and Class B Shares from February 2, 1998 (commencement of Class B Shares) to September 30, 1998 were as follows:

      HIGH YIELD BOND FUND

                                                   A SHARES                   B SHARES                    C SHARES
                                           ------------------------   ------------------------    ------------------------
        FOR THE YEAR ENDED                  SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
        SEPTEMBER 30, 1998                 ---------    -----------   ---------    -----------    ---------    -----------
        Shares sold......................    787,959    $ 8,314,882     196,020    $ 2,056,707      607,408    $ 6,390,589
        Shares issued on reinvestment of
          distributions..................    234,628      2,462,134       2,626         27,135       86,303        901,721
        Shares redeemed..................   (854,815)    (8,945,724)    (15,140)      (157,348)    (547,574)    (5,716,430)
                                           ---------    -----------   ---------    -----------    ---------    -----------
        Net increase.....................    167,772      1,831,292     183,506    $ 1,926,494      146,137    $ 1,575,880
                                                        ===========                ===========                 ===========
        Shares outstanding:
          Beginning of year..............  3,912,752                         --                   1,200,287
                                           ---------                  ---------                   ---------
          End of year....................  4,080,524                    183,506                   1,346,424
                                           =========                  =========                   =========

      Transactions in Class A and Class C Shares of the Fund during the year ended September 30, 1997 were as follows:

                                                   A SHARES                                               C SHARES
                                           ------------------------                               ------------------------
        FOR THE YEAR ENDED                  SHARES        AMOUNT                                   SHARES        AMOUNT
        SEPTEMBER 30, 1997                 ---------    -----------                               ---------    -----------
        Shares sold......................  1,150,318    $11,941,684                                 947,310    $ 9,722,280
        Shares issued on reinvestment of
          distributions..................    217,347      2,240,553                                  73,430        753,853
        Shares redeemed..................   (698,065)    (7,227,798)                               (456,608)    (4,698,707)
                                           ---------    -----------                               ---------    -----------
        Net increase.....................    669,600    $ 6,954,439                                 564,132    $ 5,777,426
                                                        ===========                                            ===========
        Shares outstanding:
          Beginning of year..............  3,243,152                                                636,155
                                           ---------                                              ---------
          End of year....................  3,912,752                                              1,200,287
                                           =========                                              =========

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 3:
      PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 1998, purchases, sales and paydowns of investment securities (excluding repurchase agreements and short-term obligations) were as follows:

                                                          U.S. GOVERNMENT SECURITIES                     OTHER
                                                   -----------------------------------------   --------------------------
                                                    PURCHASES        SALES        PAYDOWNS      PURCHASES        SALES
                                                   -----------    -----------    -----------   -----------    -----------
        Intermediate Government Fund.............  $28,037,664    $25,978,211    $   448,850            --             --
        High Yield Bond Fund.....................           --             --             --   $51,966,140    $46,780,532

Note 4:
      MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administrative Agreement with Heritage Asset Management, Inc. (the "Manager"), the Intermediate Government Fund agrees to pay to the Manager a fee equal to an annual rate of 0.50% of the Fund's average daily net assets, computed daily and payable monthly. For the High Yield Bond Fund the management fee is 0.60% on the first $100,000,000 and 0.50% of any excess over $100,000,000 of net assets. The Manager voluntarily will waive its investment advisory fees and, if necessary, reimburse each Fund to the extent that Class A, Class B and Class C annual operating expenses exceed that Fund's average daily net assets attributable to that class for the 1998 fiscal year as follows:

                                                                      CLASS A    CLASS B AND CLASS C
                                                                      -------    -------------------
        Intermediate Government Fund................................   0.95%            1.20%
        High Yield Bond Fund........................................   1.25%            1.70%

      Under this agreement, management fees of $72,950 were waived and $84,666 of expenses were reimbursed for the Intermediate Government Fund and management fees of $60,462 were waived in the High Yield Bond Fund for the year ended September 30, 1998. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ended September 30, 2000, the Funds may be required to pay the Manager a portion or all of the waived management fees. In addition, the Funds may be required to pay the Manager a portion or all of the management fees waived in fiscal 1996 and 1997 if total Fund expenses fall below the annual expense limitations before the end of the year ending September 30, 1999.

      At a special meeting of shareholders held on February 23, 1998, shareholders approved the re-appointment of Salomon Brothers Asset Management Inc (SBAM) a wholly owned subsidiary of Travelers Group, Inc., as subadviser to the High Yield Bond Fund. The re-appointment was necessary because of a merger between a wholly owned subsidiary of Travelers Group Inc. and Salomon Inc., resulting in a change of control of SBAM and in an automatic termination of the subadvisory agreement. The Manager entered into an agreement with SBAM to provide investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the High Yield Bond Fund to the Manager without regard to any reduction due to the imposition of expense limitations. For the year ended September 30, 1998 the Manager paid $173,928 for subadviser fees.

      The Manager also is the Dividend Paying and Shareholder Servicing Agent for the Intermediate Government Fund and High Yield Bond Fund. The amount payable to the Manager for such expenses as of September 30, 1998 was $3,000 and $9,000, respectively. In addition, the Manager performs Fund accounting services and charged $33,363 and $50,573 during the current period of which $8,400 and $12,300 was payable as of September 30, 1998, respectively.

      Raymond James & Associates, Inc. (the "Distributor") has advised the Trust that the Intermediate Government Fund received $12,451 in front-end sales charges for Class A Shares and $354 in contingent deferred sales charges for Class C Shares for the year ended September 30, 1998. The High Yield Bond Fund received $134,157 in front-end sales charges for Class A Shares, $774 in contingent deferred sales charges for Class B Shares and $6,388 in contingent deferred sales charges for Class C Shares for the year ended September 30, 1998. From these fees, the Distributor paid sales commissions to salespersons and incurred other distribution costs.

      Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Trust is authorized to pay the Distributor a fee up to .35% of the average daily net assets for Class A Shares. Under the Class B and Class C Distribution Plan, the Trust may pay the Distributor a fee of up to .60% for the Intermediate Government Fund and up to .80% for the High Yield Bond Fund of the average daily net assets for Class B and Class C Shares. Such fees are accrued daily and payable monthly. B Shares will convert to A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

      Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Income-Growth Trust, Heritage Capital Appreciation Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that also are advised by the Manager of the Trust (collectively referred to as the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an employee of the Manager or employee of an affiliate of the Manager receives an annual fee of $8,666 and an additional fee of $3,250 for each combined quarterly meeting of the Heritage mutual funds attended. Trustees' fees and expenses are shared equally by each of the Heritage mutual funds.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 5:
      FEDERAL INCOME TAXES. For the year ended September 30, 1998, to reflect reclassifications arising from permanent book/tax differences primarily due to paydown losses and market discount, respectively, the Funds made the following adjustments:

         INTERMEDIATE GOVERNMENT FUND
         -----------------------------------
         As of September 30, 1998, the Fund has a net tax basis capital loss carryforwards of $7,095,646, which may be applied against any realized net taxable gains until their expiration dates of September 30, 2001 ($237,373), September 30, 2002 ($3,838,721), September 30, 2003
         ($2,492,779) and September 30, 2004 ($526,773). The Fund utilized
         $150,698 of net tax basis capital losses during the current year against net realized gains from investment transactions.

         HIGH YIELD BOND FUND
         -----------------------------------
         The Fund credited undistributed net investment income and charged accumulated net realized gain $44,735 in the current year. The Fund utilized $716,301 of net tax basis capital losses during the current year against net realized gains from investment transactions.

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Heritage Income Trust

     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Heritage Income Trust-Intermediate Government Fund and the Heritage Income Trust-High Yield Bond Fund (constituting the Heritage Income Trust, hereafter referred to as the "Trust") at September 30, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/S/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Tampa, Florida
November 12, 1998

HERITAGE FAMILY OF FUNDS (TM)
From Our Family to Yours: The Intelligent Creation of Wealth.

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE INCOME FUNDS
Intermediate Government
High Yield

HERITAGE GROWTH FUNDS
Aggressive Growth
Capital Appreciation
Growth Equity
Income-Growth
International
Mid Cap
Small Cap
Value Equity


We are pleased that many of you are also investors in these funds.   For
information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.

This report is for the information of shareholders of Heritage Income Trust Intermediate Government Fund and Heritage Income Trust-High Yield Bond
Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

(C)1998 Heritage Asset Management, Inc.

8M 9/98 [RECYCLE LOGO] Printed on recycled paper

AR5320INC
[HERITAGE LOGO]   Heritage Income-Trust
                  P.O. Box 33022
                  St. Petersburg, FL 33733
----------------------------------------------------------------
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